Expense Example {- Fidelity International Value Factor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International Value Factor ETF - Fidelity International Value Factor ETF	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493